Future Minimum Time Charter Revenue	12 Months Ended
Sep. 30, 2018
Future Minimum Time Charter Revenue [Abstract]
Future Minimum Time Charter Revenue
13.	Future Minimum Time Charter Revenue

The future minimum time charter revenue, net of commissions, based on the Vessel’s committed to non-cancelable time charter contract (including fixture recap) as of September 30, 2018, is $1,046,719 (assuming no off hire days), all due within the next 12 months.